Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Life	Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office equipment	3-5 years
Leasehold improvement	3-5 years
Software	3 years

Schedule of Disaggregation of Revenue

For the years ended September 30, 2024, 2023 and 2022, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the years ended September 30,
	2024	2023	2022
Category of Revenue:
Tutorial service and other revenue	$6,296,806	$6,155,593	$10,814,656
E-commerce revenue	3,862,214	-	-
Total	$10,159,020	$6,155,593	$10,814,656
Timing of Revenue Recognition:
Services transferred over time	$9,501,037	$5,802,614	$10,156,547
Goods and services transferred at a point in time	657,983	352,979	658,109
	$10,159,020	$6,155,593	$10,814,656

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	September 30, 2023	September 30, 2022
Balance sheet items, except for equity accounts	$1=RMB 7.0176	$1=RMB7.2960	$1=RMB 7.1135
Items in the statements of operations and cash flows	$1=RMB 7.2043	$1=RMB7.0533	$1=RMB 6.5332